RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTIES
Salaries and other short-term employee benefits	$ 677	$ 576	$ 776
Post-employment benefits	35	32	58
Share-based payments	557	504	382
Other long-term benefits	$ 7	$ 11	$ 27